OTHER DISCLOSURES - Share-Based Compensation (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	kr 400,000
Share-based compensation expenses	1,000,000	kr 1,000,000	kr 1,000,000
Total	81,000,000	67,000,000	68,000,000
Board of Directors
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	4,800,000	4,800,000	4,700,000
Committee fees	2,000,000	1,700,000	1,400,000
Share-based compensation expenses	5,100,000	4,800,000	5,400,000
Total	11,900,000	11,300,000	11,500,000
Mats Pettersson
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	1,200,000	1,200,000	1,200,000
Committee fees	200,000	300,000	300,000
Share-based compensation expenses	800,000	900,000	1,000,000
Total	2,200,000	2,400,000	2,500,000
Anders Gersel Pedersen
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	400,000	500,000	800,000
Committee fees	400,000	300,000	300,000
Share-based compensation expenses	600,000	600,000	700,000
Total	1,400,000	1,400,000	1,800,000
Pernille Erenbjerg
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	400,000	400,000	400,000
Committee fees	300,000	300,000	300,000
Share-based compensation expenses	400,000	500,000	700,000
Total	1,100,000	1,200,000	1,400,000
Paolo Paoletti
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	400,000	400,000	400,000
Committee fees	300,000	200,000	100,000
Share-based compensation expenses	400,000	500,000	700,000
Total	1,100,000	1,100,000	1,200,000
Rolf Hoffmann
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	400,000	400,000	300,000
Committee fees	300,000	300,000	200,000
Share-based compensation expenses	800,000	700,000	400,000
Total	1,500,000	1,400,000	900,000
Deirdre P. Connelly
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	800,000	700,000	300,000
Committee fees	500,000	300,000	200,000
Share-based compensation expenses	900,000	700,000	400,000
Total	2,200,000	1,700,000	900,000
Peter Storm Kristensen
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	400,000	400,000	400,000
Share-based compensation expenses	400,000	300,000	200,000
Total	800,000	700,000	600,000
Rick Hibbert
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	100,000	400,000	400,000
Share-based compensation expenses	400,000	300,000	200,000
Total	500,000	700,000	600,000
Daniel Bruno
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	400,000	400,000	400,000
Share-based compensation expenses	400,000	300,000	200,000
Total	800,000	kr 700,000	600,000
Mijke Zachariasse
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee	300,000
Total	kr 300,000
Burton G. Malkiel
Shareholdings By Board Of Director And Executive Management Line Items
Basic board fee			100,000
Share-based compensation expenses			900,000
Total			kr 1,000,000
RSUs | New Board of Director | Maximum
Shareholdings By Board Of Director And Executive Management Line Items
Value of shares granted on percentage of compensation	400.00%
RSUs | Board of Directors | Maximum
Shareholdings By Board Of Director And Executive Management Line Items
Value of shares granted on percentage of compensation	100.00%
RSUs | Chairman | Maximum
Shareholdings By Board Of Director And Executive Management Line Items
Value of shares granted on percentage of compensation	200.00%
RSUs | Deputy Chairman | Maximum
Shareholdings By Board Of Director And Executive Management Line Items
Value of shares granted on percentage of compensation	150.00%